Debt - Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2021	Nov. 01, 2020	Oct. 31, 2021	Nov. 01, 2020	Jan. 31, 2021	Feb. 02, 2020
Accumulated Other Comprehensive Income (Loss)
Beginning balance	$ 1,548.0		$ 800.7	$ 770.5	$ 770.5
Tax (expense) benefit on interest rate swap adjustments
Ending balance	1,758.7		1,758.7		800.7	$ 770.5
Interest rate swap 1
Accumulated Other Comprehensive Income (Loss)
Measurement adjustment (losses) for interest rate swap	0.0	$ (0.1)	0.0	(4.3)	(4.0)	(12.6)
Reclassification of expense to interest expense	0.0	2.2	9.3	5.5	7.6	1.8
Tax (expense) benefit on interest rate swap adjustments
Measurement adjustment (losses) for interest rate swap	0.0	0.0	0.0	0.6	0.5	1.8
Reclassification of expense to interest expense	0.0	(0.3)	(1.4)	(0.8)	(1.0)	(0.3)
Interest rate swap 2
Accumulated Other Comprehensive Income (Loss)
Measurement adjustment (losses) for interest rate swap	15.5		14.0
Reclassification of expense to interest expense	1.7		1.7
Tax (expense) benefit on interest rate swap adjustments
Measurement adjustment (losses) for interest rate swap	(2.5)		(2.3)
Reclassification of expense to interest expense	(0.3)		(0.3)
Accumulated other comprehensive loss, cash flow hedge | Interest rate swap 1
Accumulated Other Comprehensive Income (Loss)
Beginning balance	0.0	(11.8)	(7.9)	(11.0)	(11.0)	(1.7)
Tax (expense) benefit on interest rate swap adjustments
Ending balance	0.0	$ (10.0)	0.0	$ (10.0)	(7.9)	$ (11.0)
Accumulated other comprehensive loss, cash flow hedge | Interest rate swap 2
Accumulated Other Comprehensive Income (Loss)
Beginning balance	(1.3)		0.0
Tax (expense) benefit on interest rate swap adjustments
Ending balance	$ 13.1		$ 13.1		$ 0.0